Key Management Remuneration (Tables)	12 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Schedule of Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2023 £’000	2022 £’000	2021 £’000

Remuneration paid	£1,338	£1,838	£1,411
Company contributions to pension scheme	72	85	63
Share-based compensation expense	3,755	3,732	2,587
Total	£5,165	£5,655	£4,061

Emoluments of highest paid director:
Remuneration paid	£612	£1,013	£713
Company contributions to pension scheme	48	65	45
Share-based compensation expense	2,135	2,068	1,183
Total	£2,795	£3,146	£1,941